Annual Operating Expenses {- Franklin Equity Income Fund} - Franklin Investors Securities Trust - FIST1-32 - Franklin Equity Income Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fees	0.46%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.15%
Total annual Fund operating expenses	0.86%
Fee waiver and/or expense reimbursement	(0.01%)	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.85%	[1]
Class C
Operating Expenses:
Management fees	0.46%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.15%
Total annual Fund operating expenses	1.61%
Fee waiver and/or expense reimbursement	(0.01%)	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.60%	[1]
Class R
Operating Expenses:
Management fees	0.46%	[2]
Distribution and service (12b-1) fees	0.50%	[2]
Other expenses	0.15%	[2]
Total annual Fund operating expenses	1.11%	[2]
Fee waiver and/or expense reimbursement	(0.01%)	[1],[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.10%	[1],[2]
Class R6
Operating Expenses:
Management fees	0.46%
Distribution and service (12b-1) fees	none
Other expenses	0.06%
Total annual Fund operating expenses	0.52%
Fee waiver and/or expense reimbursement	(0.02%)	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.50%	[1]
Advisor Class
Operating Expenses:
Management fees	0.46%
Distribution and service (12b-1) fees	none
Other expenses	0.15%
Total annual Fund operating expenses	0.61%
Fee waiver and/or expense reimbursement	(0.01%)	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.60%	[1]

[1]

2. The investment manager has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least one year following the date of this prospectus. In addition, the transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class of the Fund do not exceed 0.03% until February 28, 2022. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

[2]

1. Class R distribution and service (12b-1) fees have been restated to reflect the maximum annual rate approved by the board of trustees for the current fiscal year. Consequently, the total annual Fund expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.